Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

22. Revenue

The following table presents revenue disaggregation by types of products:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Merchandise sales
Watches	1,122,756	1,772,466	1,218,573
Bags	837,516	797,700	1,518,841
Clothing, Footwear and Accessories	833,102	1,412,024	2,444,133
Jewelleries	703,216	856,110	1,043,535
Other products	184,205	406,146	384,792
Total merchandise sales	3,680,795	5,244,446	6,609,874
Marketplace and other services:
Marketplace services	42,114	86,720	182,895
Other services	17,546	56,411	52,811
Total marketplace and other services:	59,660	143,131	235,706
Total revenues	3,740,455	5,387,577	6,845,580

The following table summarizes the Group’s revenues from the following geographic areas:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC, excluding Hong Kong	3,435,661	4,816,463	5,880,969
Hong Kong	286,807	554,376	952,508
Others	17,987	16,738	12,103
Total revenues	3,740,455	5,387,577	6,845,580